CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total Leju Holdings Limited Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Subscription Receivable	Non-controlling Interests	Total
Balance at Dec. 31, 2014	$ 414,845,343	$ 134,015	$ 788,246,874	$ (377,876,220)	$ 5,029,663	$ (688,989)	$ 77,802	$ 414,923,145
Balance (in shares) at Dec. 31, 2014		134,015,621
Increase (Decrease) in Stockholders' Equity
Net income (loss)	35,330,089			35,330,089			(524,184)	34,805,905
Dividends to shareholders	(26,873,022)		(26,873,022)					(26,873,022)
Dividends to non-controlling interest							(10,260)	(10,260)
Share-based compensation	9,366,815		10,478,778	(1,111,963)			12,893	9,379,708
Vesting of restricted shares	1,012,000	$ 719	1,011,281					1,012,000
Vesting of restricted shares ( in shares)		719,064
Exercise of share options	1,582,240	$ 197	902,254			679,789		1,582,240
Exercise of share options ( in shares)		196,185
Foreign currency translation adjustments	(10,551,210)				(10,551,210)		(35,225)	(10,586,435)
Balance at Dec. 31, 2015	424,712,255	$ 134,931	773,766,165	(343,658,094)	(5,521,547)	(9,200)	(478,974)	424,233,281
Balance (in shares) at Dec. 31, 2015		134,930,870
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(9,788,839)			(9,788,839)			(1,812,229)	(11,601,068)
Capital injection from non-controlling interests							296,959	296,959
Disposal of a subsidiary	2,189				2,189		(189,618)	(187,429)
Share-based compensation	9,018,232		9,936,112	(917,880)			33,411	9,051,643
Vesting of restricted shares	1,012,000	$ 507	1,011,493					1,012,000
Vesting of restricted shares ( in shares)		506,664
Exercise of share options	314,750	$ 66	305,484			$ 9,200		314,750
Exercise of share options ( in shares)		66,424
Foreign currency translation adjustments	(16,801,876)				(16,801,876)		41,217	(16,760,659)
Balance at Dec. 31, 2016	408,468,711	$ 135,504	785,019,254	(354,364,813)	(22,321,234)		(2,109,234)	$ 406,359,477
Balance (in shares) at Dec. 31, 2016		135,503,958						135,503,958
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(160,901,216)			(160,901,216)			(1,142,018)	$ (162,043,234)
Non-controlling interests recognized in connection with business acquisition							59,595	59,595
Share-based compensation	3,491,453		3,569,698	(78,245)			33,411	3,524,864
Vesting of restricted shares		$ 260	(260)
Vesting of restricted shares ( in shares)		260,004
Foreign currency translation adjustments	9,243,923				9,243,923		(107,084)	9,136,839
Balance at Dec. 31, 2017	$ 260,302,871	$ 135,764	$ 788,588,692	$ (515,344,274)	$ (13,077,311)		$ (3,265,330)	$ 257,037,541
Balance (in shares) at Dec. 31, 2017		135,763,962						135,763,962